Segment Information (Reconciliation of Segment Profit to Operating Income) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Segment Reporting [Abstract]
Segment profit	$ 184.7	$ 137.3
General and administrative	(41.9)	(15.3)
Depreciation and amortization	(91.3)	(48.5)
Operating income	$ 51.5	$ 73.5